Taxes (Details)		12 Months Ended
		Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2020 HKD ($)	Mar. 31, 2019 HKD ($)	Mar. 31, 2025 USD ($)
Taxes [Line Items]
Assessable profits						$ 2,000,000	$ 2,000,000
Net operating loss carryforwards		$ 25,021,900		$ 14,246,600	$ 8,710,000			$ 3,216,224
Deferred tax asset valuation allowance					$ 793,650
Valuation allowance	[1]	65.20%	65.20%	7.00%	8.40%
Deferred Tax Asset [Member]
Taxes [Line Items]
Deferred tax asset valuation allowance		$ 1,777,900	$ 228,525	$ 913,550
Valuation allowance		100.00%	100.00%	100.00%	100.00%
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate		16.50%	16.50%			16.50%	8.25%

[1]	Change in valuation allowance represents valuation allowance of deferred tax assets recorded for the years ended March 31, 2023, 2024 and 2025 from certain subsidiaries of the Company in Hong Kong.